Description of the Plan (Narrative) (Details) - EBP 002 [Member] - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2025
Employee Benefit Plan, Description of Plan [Line Items]
Required service period, eligible to participate in deferral contributions	1 year	3 months
Period after automatic enrollment applies			3 months
Waiver election, period before automatic enrollment applies			30 days
Deferral rate of eligible employee enrolled in plan	2.00%	3.00%
Deferral rate increase	1.00%	1.00%
Employer contribution, matching percentage			50.00%
Participant compensation matched percentage			6.00%
Maximum amount of allowable deferral contributions			$ 15,000
Percentage participants may elect to contribute to the Plan			10.00%
Catch-up compensation amount			$ 1,500
Required service period for vesting			3 years
Basis spread on variable rate		2.00%	2.00%
Distributions relating to termination of service minimum value required			$ 1,000
Value of vested account benchmark			7,000
Administrative fees and other services incurred by company			$ 243,131
Deferral suspension period			12 months
Investment advisory and retirement plan expenses incurred by company			$ 31,920
Amendment [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Deferral suspension period			6 months
Bi-Weekly Payroll [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage			25.00%
Participant compensation matched percentage			6.00%
Lump Sum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employer contribution, matching percentage			25.00%
Participant compensation matched percentage			6.00%
Home Loans, Exceeding Five Years [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Note receivable from participant term			5 years
Minimum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Interest rate			5.25%
Maximum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Deferral rate of eligible employee enrolled in plan	5.00%	6.00%
Interest rate			10.50%
Note receivable from participant term			5 years